UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 1, 2016 to August 31, 2016

Commission File Number of issuing entity: 333-186227-06

Central Index Key Number of issuing entity: 0001652201

Ally Auto Receivables Trust 2015-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-186227

Central Index Key Number of depositor: 0001477336

Ally Auto Assets LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001601846

Ally Bank
(Exact name of sponsor as specified in its charter)

Elliot Kahan
(866) 710-4623
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE	38-7146556
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Ally Auto Assets LLC	48265
200 Renaissance Center, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(866) 710-4623
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-2a			X
Class A-2b			X
Class A-3			X
Class A-4			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Securityholder.

Item 1121(c) of Regulation AB.  Repurchases and Replacements
No activity to report for the Period from August 1, 2016 to August 31, 2016 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: February 10, 2016
Central Index Key (CIK) of Securitizer: 0001477336

Item 1A. Asset-Level Information
Not Applicable.

Item 1B. Asset Representations Reviewer and Investor Communication
Not Applicable.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds

On August 31, 2016, Ally Auto Assets LLC (the “Depositor”), sold a portion of the Class B Fixed Rate Asset-Backed Notes with a principal balance of $2,276,000 (a “Class B Note”), a portion of the Class C Fixed Rate Asset-Backed Notes with a principal balance of $1,875,000 (a “Class C Note”) and a portion of the Class D Fixed Rate Asset-Backed Notes with a principal balance of $1,431,000 (a “Class D Note” and together with the Class B Note and the Class C Note, the “Subordinate Notes”)  as well as a portion of the Certificate with a fair value of $2,812,001, each issued by Ally Auto Receivables Trust 2015-2 (the “Issuing Entity”), pursuant to the terms of a Purchase and Sale Agreement, dated as of August 31, 2016, among the Depositor, Ally Bank and Ally Financial Inc.,  as acknowledged by BNY Mellon Trust of Delaware and Deutsche Bank Trust Company Americas. The transferred Subordinate Notes and Certificate were sold to Ally Financial Inc. in reliance on the exemption from registration under Section 4(a)(2) of the United States Securities Act of 1933. The transferred Subordinate Notes represent a portion of the Class B Notes, Class C Notes and Class D Notes that were originally issued by the Issuing Entity pursuant to an Indenture, dated as of September 16, 2015, between the Issuing Entity and Deutsche Bank Trust Company Americas, as indenture trustee, and were initially retained by the Depositor on September 16, 2015.  The transferred Certificate represents a portion of the Certificate that was originally issued by the Issuing Entity pursuant to a Trust Agreement, dated as of September 16, 2015, between the Issuing Entity and BNY Mellon Trust of Delaware, as owner trustee, and was initially retained by the Depositor on September 16, 2015.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Change in Sponsor Interest in the Securities

Please see the disclosure provided with respect to Item 3, Sales of Securities and Use of Proceeds, of this Form 10-D.

Item 8. Significant Enhancement Provider Information
None.

Item 9. Other Information
None.

Item 10. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from August 1, 2016 to August 31, 2016

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Auto Receivables Trust 2015-2
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ David J DeBrunner
David J DeBrunner,
Vice President, Controller
and Chief Accounting Officer

Date: September 29, 2016

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from August 1, 2016 to August 31, 2016